Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000255862 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000255862 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000255862 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255862 | Vanguard Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255862 | Commodity46090F100
Holdings [Line Items]
Percent of Total Investments	27.40%
C000255862 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	72.60%
C000255862 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255862 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000255862 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000255863 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000255863 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000255863 | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255863 | Vanguard Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255863 | Commodity46090F100
Holdings [Line Items]
Percent of Total Investments	27.40%
C000255863 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	72.60%
C000255863 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000255863 | Equity
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000255863 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000134834 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134834 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134834 | Federal Home Loan Banks, 1.500, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134834 | Federal Home Loan Banks, 1.750, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000134834 | Federal National Mortgage Association, 0.850, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134834 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134834 | United States Treasury Bill, 3.970, 2025-10-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134834 | United States Treasury Bill, 3.970, 2025-11-06
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134834 | Federal Home Loan Banks, 2.000, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134834 | Federal Home Loan Mortgage Corporation, 0.700, 2026-08-19
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134834 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000134834 | Equity
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000134834 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000134834 | Financials3130AKRU2
Holdings [Line Items]
Percent of Total Investments	44.00%
C000134834 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	22.30%
C000134834 | Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	26.70%
C000134834 | U.S. Treasury Obligations912797NA1
Holdings [Line Items]
Percent of Total Investments	7.00%
C000134834 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134834 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134834 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134834 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134834 | Agency
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000134834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000134835 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134835 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134835 | Federal Home Loan Banks, 1.500, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134835 | Federal Home Loan Banks, 1.750, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000134835 | Federal National Mortgage Association, 0.850, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134835 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134835 | United States Treasury Bill, 3.970, 2025-10-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134835 | United States Treasury Bill, 3.970, 2025-11-06
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134835 | Federal Home Loan Banks, 2.000, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134835 | Federal Home Loan Mortgage Corporation, 0.700, 2026-08-19
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134835 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000134835 | Equity
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000134835 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000134835 | Financials3130AKRU2
Holdings [Line Items]
Percent of Total Investments	44.00%
C000134835 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	22.30%
C000134835 | Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	26.70%
C000134835 | U.S. Treasury Obligations912797NA1
Holdings [Line Items]
Percent of Total Investments	7.00%
C000134835 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134835 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134835 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134835 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134835 | Agency
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000134835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000134836 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134836 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134836 | Federal Home Loan Banks, 1.500, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134836 | Federal Home Loan Banks, 1.750, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000134836 | Federal National Mortgage Association, 0.850, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134836 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134836 | United States Treasury Bill, 3.970, 2025-10-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134836 | United States Treasury Bill, 3.970, 2025-11-06
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134836 | Federal Home Loan Banks, 2.000, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134836 | Federal Home Loan Mortgage Corporation, 0.700, 2026-08-19
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134836 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000134836 | Equity
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000134836 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000134836 | Financials3130AKRU2
Holdings [Line Items]
Percent of Total Investments	44.00%
C000134836 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	22.30%
C000134836 | Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	26.70%
C000134836 | U.S. Treasury Obligations912797NA1
Holdings [Line Items]
Percent of Total Investments	7.00%
C000134836 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134836 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134836 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134836 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134836 | Agency
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000134836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000134837 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134837 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134837 | Federal Home Loan Banks, 1.500, 2028-02-25
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134837 | Federal Home Loan Banks, 1.750, 2026-07-21
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000134837 | Federal National Mortgage Association, 0.850, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134837 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134837 | United States Treasury Bill, 3.970, 2025-10-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134837 | United States Treasury Bill, 3.970, 2025-11-06
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134837 | Federal Home Loan Banks, 2.000, 2026-06-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134837 | Federal Home Loan Mortgage Corporation, 0.700, 2026-08-19
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134837 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000134837 | Equity
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000134837 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000134837 | Financials3130AKRU2
Holdings [Line Items]
Percent of Total Investments	44.00%
C000134837 | Commodity464285204
Holdings [Line Items]
Percent of Total Investments	22.30%
C000134837 | Cash & Equivalent61747C707
Holdings [Line Items]
Percent of Total Investments	26.70%
C000134837 | U.S. Treasury Obligations912797NA1
Holdings [Line Items]
Percent of Total Investments	7.00%
C000134837 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134837 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134837 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134837 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134837 | Agency
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000134837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%